Note Offsetting of financial assets and liabilities (Offsetting of financial assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Asset Fair Value Net
Derivatives gross amount of recognized asset	$ 14,085	$ 16,959
Derivatives gross amount offset in the statement of financial position	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	14,094	16,959
Derivatives gross amount not offset financial instruments	551	114
Derivatives gross amount not offset securities collateral received	0	0
Derivatives gross amount not offset cash collateral received	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	13,543	16,845
Securities Purchased Under Agreements To Resell Amount Offset Against Collateral
Reverse repurchase agreement gross amount of recognized asset	23,637	96,338
Reverse repurchase agreement gross amount offset in the statement of financial position	0	0
Securities Purchased Under Agreements To Resell	23,637	96,338
Reverse repurchase agreement gross amount not offset financial instrument	0	0
Reverse repurchase agreement gross amount not offset securities collateral received	23,637	96,338
Reverse repurchase agreement gross amount not offset cash collateral received	0	0
Securities Purchased under Agreements to Resell, Amount Offset Against Collateral, Total	0	0
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Total gross amount of recognized assets	37,731	113,297
Total gross amount offset in the statement of financial position	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed	37,731	113,297
Total gross amount not offset financial instruments	551	114
Total gross amount not offset securities collateral received	23,637	96,338
Total gross amounts not offset cash collateral received	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Amount Offset Against Collateral	13,543	16,845
Carrying amount
Derivative Asset Fair Value Net
Derivatives gross amount of recognized asset	$ 14,094	$ 16,959